Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $14,830,260.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 14,830,260.00
Final Prospectus	true